UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22653

SYMETRA MUTUAL FUNDS TRUST
(Exact name of registrant as specified in charter)

777 108th Ave. NE, Suite 1200, Bellevue, WA 98004
(Address of principal executive offices) (Zip code)

Daniel R. Guilbert
777 108th Ave. NE. Bellevue, WA 98004
(Name and address of agent for service)

(800) 796-3872
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Symetra Mutual Funds Trust

Quarterly Report (Unaudited)
September 30, 2013

Symetra DoubleLine® Total Return Fund Symetra DoubleLine® Emerging Markets Income Fund Symetra Yacktman Focused Fund

Symetra® is a registered service mark of Symetra Life Insurance Company.
DoubleLine® is a registered trademark of DoubleLine Capital LP.

SIM-1019	11/13

Table of Contents

Schedule of Investments
Symetra DoubleLine® Total Return Fund	3
Symetra DoubleLine® Emerging Markets Income Fund	5
Symetra Yacktman Focused Fund	9
Notes to Quarterly Report	12

Symetra DoubleLine® Total Return Fund
Schedule of Investments
September 30, 2013 (Unaudited)

	Principal Amount	Market Value
AGENCY MORTGAGE BACKED SECURITIES - 46.8%
Federal Home Loan Mortgage Corporation,
Series 4109 KD, 3.000%, 05/15/2032	$700,000	$716,860

Federal National Mortgage Association,
Series 2005-88 ZC, 5.000%, 10/25/2035	372,646	417,797
Series 2009-41 ZA, 4.500%, 06/25/2039	520,045	543,454
Series 2009-98 DZ, 4.500%, 12/25/2039	484,825	517,230
Series 2010-132 B, 4.500%, 11/25/2040	509,493	529,006
Series 2012-72 QZ, 3.500%, 07/25/2042	325,154	285,076
		2,292,563
Federal National Mortgage Association Pass-Thru,
Pool MA0919 3.500%, 12/01/2031	316,532	328,900
Pool MA1432 3.000%, 05/01/2033	489,372	489,876
Pool AK9438 4.000%, 03/01/2042	248,855	258,465
Pool AK9439 4.000%, 03/01/2042	248,692	258,292
Pool MA1039 3.500%, 04/01/2042	261,750	263,801
Pool MA1068 3.500%, 05/01/2042	210,613	212,267
Pool AB5459 4.000%, 06/01/2042	176,986	184,029
Pool MA1117 3.500%, 07/01/2042	150,566	151,751
		2,147,381
Government National Mortgage Association,
Series 2008-48 Z, 4.865%, 04/16/2048	645,164	689,462

TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $5,883,896)		5,846,266

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 38.2%
Banc of America Fund Corp.,
Series 2006-3 3A1, 5.750%, 03/25/2036	353,482	336,083
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1 A32, 2.810%, 02/25/2034 (a)	275,703	270,097
CitiMortgage Alternative Loan Trust,
Series 2006-A7 1A12, 6.000%, 12/25/2036	526,085	441,646
Countrywide Alternative Loan Trust,
Series 2005-J8 1A5, 5.500%, 07/25/2035	396,669	387,331
Series 2005-J13 2A4, 5.500%, 11/25/2035	435,705	397,473
Countrywide Home Loan,
Series 2005-HYB8 4A1, 4.517%, 12/20/2035 (a)	357,628	296,767
Homebanc Mortgage Trust
Series 2005-3 A1, 0.424%, 07/25/2035 (a)	456,434	412,424
JP Morgan Mortgage
Series 2007-S3, 6.000%, 08/25/2037	76,748	67,278
MLCC Mortgage Investors, Inc.
Series 2006-3 1A, 2.371%, 10/25/2036 (a)	378,873	361,191
Residential Accredit Loans, Inc.,
Series 2006-QS13, 6.000%, 09/25/2036	307,678	240,682
Series 2007-QS7, 6.750%, 06/25/2037	452,544	292,076
Series 2007-QS11, 7.000%, 10/25/2037	440,903	360,382

Symetra DoubleLine® Total Return Fund
Schedule of Investments
September 30, 2013 (Unaudited) (Continued)

	Principal Amount	Market Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 38.2%
(continued)
Residential Funding Mortgage Securities Trust,
Series 2007-S9 1A1, 6.000%, 10/25/2037	$256,344	$221,366
Wachovia Mortgage Loan Trust, LLC.
Series 2005-A 2A1, 2.639%, 08/20/2035 (a)	351,963	324,645
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1, 6.000%, 06/25/2037	403,475	366,176

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS		4,775,617
(Cost $4,487,922)
	Shares
SHORT TERM INVESTMENTS - 14.8%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% (b)	1,848,545	1,848,545

TOTAL SHORT TERM INVESTMENTS (Cost $1,848,545)		1,848,545

Total Investments (Cost $12,220,363) - 99.8%		$12,470,428
Other Assets in Excess of Liabilities - 0.2%		21,472
NET ASSETS - 100.0%		$12,491,900

Percentages are stated as a percent of net assets.

Footnotes:
(a)  Variable rate security. Rate disclosed as of September 30, 2013.
(b)  Rate quoted is seven-day yield at period end.

The cost basis of investment for federal income tax purposes at September 30, 2013, was as follows*:

Cost of investments	$12,220,363
Gross unrealized appreciation	356,209
Gross unrealized depreciation	(106,144)
Net unrealized appreciation	$250,065

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
September 30, 2013 (Unaudited)

	Principal Amount	Market Value
FOREIGN CORPORATE BONDS - 94.9%
Brazil - 12.8%
Caixa Economica Federal
3.500%, 11/07/2022	$300,000	$249,000
Cosan Luxembourg S.A.
5.000%, 03/14/2023	200,000	180,500
ESAL GmbH
6.250%, 02/05/2023	200,000	177,500
Minerva Luxembourg S.A.
7.750%, 01/31/2023	200,000	189,000
Odebrecht Finance, Ltd.
7.125%, 06/26/2042	300,000	287,250
Petrobras Global Finance B.V.
4.375%, 05/20/2023	150,000	138,718
Samarco Mineracao S.A.
4.125%, 11/01/2022	200,000	174,500
		1,396,468
Chile - 12.1%
Banco de Credito e Inversiones
4.000%, 02/11/2023	200,000	183,148
Celulosa Arauco y Constitucion S.A.
4.750%, 01/11/2022	200,000	195,294
Cencosud S.A.
5.500%, 01/20/2021	200,000	203,773
CFR International SpA
5.125%, 12/06/2022	200,000	184,569
Corpbanca S.A.
3.125%, 01/15/2018	200,000	183,369
SACI Falabella
3.750%, 04/30/2023	200,000	179,000
Tanner Servicios Financieros S.A.
4.375%, 03/13/2018	200,000	190,045
		1,319,198
Colombia - 12.1%
Bancolombia S.A.
5.950%, 06/03/2021	100,000	102,000
Ecopetrol S.A.
5.875%, 09/18/2023	100,000	104,250
Empresas Publicas de Medellin ESP
7.625%, 07/29/2019	200,000	231,500
Grupo Aval, Ltd.
4.750%, 09/26/2022	400,000	360,000
Pacific Rubiales Energy Corp.
7.250%, 12/12/2021	300,000	316,500
Transportadora de Gas Internacional S.A.
5.700%, 03/20/2022	200,000	201,500
		1,315,750

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
September 30, 2013 (Unaudited) (Continued)

	Principal Amount	Market Value
Costa Rica - 1.9%
Instituto Costarricense de Electricidad
6.950%, 11/10/2021	$200,000	$206,500

Dominican Republic - 2.9%
AES Andres Dominicana, Ltd.
9.500%, 11/12/2020	200,000	212,000
EGE Haina Finance Co.
9.500%, 04/26/2017	100,000	103,167
		315,167
Guatemala - 2.1%
Industrial Senior Trust
5.500%, 11/01/2022	250,000	229,375

Hong Kong - 1.9%
Noble Group, Ltd.
6.750%, 01/29/2020	200,000	208,000

India - 4.2%
Reliance Holdings USA, Inc.
5.400%, 02/14/2022	250,000	250,947
Vedanta Resources PLC
8.250%, 06/07/2021	200,000	202,875
		453,822
Indonesia - 2.1%
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 03/01/2022	250,000	230,335

Malaysia - 1.7%
IOI Investment BHD
4.375%, 06/27/2022	200,000	188,622

Mexico - 9.5%
Alpek S.A. de C.V.
4.500%, 11/20/2022	200,000	186,500
Cemex Espana Luxembourg
9.250%, 05/12/2020	100,000	108,000
Grupo KUO S.A.B. De C.V.
6.250%, 12/04/2022	200,000	192,500
Mexichem SAB de C.V.
4.875%, 09/19/2022	200,000	194,500

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
September 30, 2013 (Unaudited) (Continued)

	Principal Amount	Market Value
Mexico (Continued)- 9.5%
Petroleos Mexicanos
3.500%, 01/30/2023	$300,000	$273,441
Southern Copper Corp.
5.250%, 11/08/2042	100,000	81,149
		1,036,090
Peru - 14.3%
Banco de Credito del Peru
4.250%, 04/01/2023	300,000	267,900
Banco Internacional del Peru
8.500%, 04/23/2070	100,000	107,998
BBVA Banco Continental S.A.
5.000%, 08/26/2022	100,000	96,250
Cia Minera Milpo S.A.A.
4.625%, 03/28/2023	200,000	180,500
Corp Financiera de Desarrollo S.A.
4.750%, 02/08/2022	200,000	194,500
Corporacion Pesquera Inca S.A.C.
9.000%, 02/10/2017	150,000	151,500
Pesquera Exalmar S.A.A.
7.375%, 01/31/2020	200,000	185,000
Scotiabank Peru S.A.
4.500%, 12/13/2027	200,000	175,000
Volcan Cia Minera S.A.A.
5.375%, 02/02/2022	200,000	191,000
		1,549,648
Russia - 14.7%
Gazprom OAO
4.950%, 02/06/2028	400,000	356,000
Lukoil International Finance B.V.
4.563%, 04/24/2023	200,000	186,550
Rosneft Oil Co.
4.199%, 03/06/2022	200,000	185,000
Sberbank of Russia
5.125%, 10/29/2022	400,000	375,080
VimpelCom Holdings B.V.
5.950%, 02/13/2023	200,000	190,132
VTB Bank OJSC
6.875%, 05/29/2018	100,000	107,750
6.950%, 10/17/2022	200,000	199,500
		1,600,012
Turkey - 2.6%
Tupras Turkiye Petrol Rafinerileri A.S.
4.125%, 05/02/2018	300,000	281,625

TOTAL FOREIGN CORPORATE BONDS (Cost $10,613,077)		10,330,612

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
September 30, 2013 (Unaudited) (Continued)

	Shares	Market Value
SHORT TERM INVESTMENTS - 0.9%
Fidelity Institutional Government Portfolio, 0.010% (a)	98,306	$98,306

TOTAL SHORT TERM INVESTMENTS (Cost $98,306)		98,306

Total Investments (Cost $10,711,383) - 95.8%		$10,428,918
Other Assets in Excess of Liabilities - 4.2%		457,226
NET ASSETS - 100.0%		$10,886,144

Percentages are stated as a percent of net assets.

Footnotes:
(a) Rate quoted is seven-day yield at period end.

The cost basis of investment for federal income tax purposes at September 30, 2013, was as follows*:

Cost of Investments		$10,711,383
Gross Unrealized Appreciation		56,578
Gross Unrealized Depreciation		(339,043)
Net Unrealized Depreciation		$(282,465)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra Yacktman Focused Fund
Schedule of Investments
September 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 79.3%
Air Freight & Logistics - 1.4%
C. H. Robinson Worldwide, Inc.	1,900	$113,164

Beverages - 14.2%
Coca-Cola Co. (The)	12,300	465,924
PepsiCo, Inc.	8,400	667,800
		1,133,724
Capital Markets - 1.9%
Bank of New York Mellon Corp. (The)	1,700	51,323
Goldman Sachs Group, Inc. (The)	200	31,642
Northern Trust Corp.	400	21,756
State Street Corp.	700	46,025
		150,746
Chemicals - 0.8%
Sigma-Aldrich Corp	750	63,975

Commercial Banks - 2.0%
U.S. Bancorp	2,900	106,082
Wells Fargo & Co.	1,400	57,848
		163,930
Communications Equipment - 5.2%
Blackberry, Ltd. (a)	1,800	14,310
Cisco Systems, Inc.	14,500	339,590
Corning, Inc.	4,000	58,360
		412,260
Computers & Peripherals - 1.4%
Dell, Inc.	5,700	78,489
Hewlett-Packard Co.	1,500	31,470
		109,959
Diversified Consumer Services - 0.5%
Apollo Group, Inc., Class A (a)	2,000	41,620

Food & Staples Retailing - 4.5%
Sysco Corp.	9,800	311,934
Wal-Mart Stores, Inc.	700	51,772
		363,706
Health Care Equipment & Supplies - 8.8%
Becton, Dickinson & Co.	500	50,010
C.R. Bard, Inc.	3,200	368,640
Covidien PLC	600	36,564
Stryker Corp.	3,700	250,083
		705,297
Health Care Providers & Services - 1.5%
Patterson Cos., Inc.	500	20,100
Wellpoint, Inc.	1,200	100,332
		120,432

Symetra Yacktman Focused Fund
Schedule of Investments
September 30, 2013 (Unaudited) (Continued)

	Shares	Market Value
Household Products - 9.4%
Clorox Co. (The)	2,000	$163,440
Procter & Gamble Co. (The)	7,800	589,602
		753,042
Media - 12.4%
Comcast Corp., Class A	1,700	73,729
News Corp. Class A (a)	3,550	57,013
Twenty-First Century Fox, Inc.	20,200	676,700
Viacom, Inc., Class B	2,200	183,876
		991,318
Oil, Gas & Consumable Fuels - 3.6%
ConocoPhillips	1,500	104,265
Exxon Mobil Corp.	2,100	180,684
		284,949
Personal Products - 1.4%
Avon Products, Inc.	5,300	109,180

Pharmaceuticals - 3.0%
Johnson & Johnson	2,800	242,732

Software - 7.3%
Microsoft Corp.	10,300	343,093
Oracle Corp.	7,300	242,141
		585,234

TOTAL COMMON STOCKS (Cost $5,185,857)		6,345,268

SHORT TERM INVESTMENTS - 21.4%
Dreyfus Cash Management, 0.040% (b)	124,466	124,466
JPMorgan Liquid Assets Money Market Fund, 0.068% (b)	787,696	787,696
JPMorgan Prime Money Market Fund, 0.060% (b)	797,264	797,264

TOTAL SHORT TERM INVESTMENTS (Cost $1,709,426)		1,709,426

Total Investments (Cost $6,895,283) - 100.7%		$8,054,694
Liabilities in Excess of Other Assets - (0.7)%		(54,766)
NET ASSETS - 100.0%		$7,999,928

Percentages are stated as a percent of net assets.

Footnotes:
PLC -  Public Limited Company
(a)  Non-Income Producing
(b)  Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Symetra Yacktman Focused Fund
Schedule of Investments
September 30, 2013 (Unaudited) (Continued)

The cost basis of investment for federal income tax purposes at September 30, 2013, was as follows*:

Cost of Investments	$6,895,283
Gross unrealized appreciation	1,191,368
Gross unrealized depreciation	(31,957)
Net unrealized appreciation	$1,159,411

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
September 30, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

Symetra Mutual Funds Trust (the “Trust”) was organized as a Delaware statutory trust on November 21, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of three series (each, a “Fund” and collectively, the “Funds”), each representing a separate investment portfolio.  The Board of Trustees (the “Board”) may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  The Funds commenced operations on May 30, 2012.

On November 12, 2013, the Board, on behalf of the Funds, approved a plan to liquidate each Fund upon the recommendation of the Fund’s adviser, and as a result of very low asset levels in each of the Funds and high expenses. This plan will only be effective with respect to each Fund after it is approved by a majority vote of that Fund’s shareholders.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Fair value is used for portfolio securities for which market quotations are readily available; other securities and assets are valued in good faith under procedures adopted by the Board.

Securities primarily traded on any U.S. or foreign exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ®”) are valued at their last quoted sale price on that exchange or the NASDAQ® Official Closing Price (“NOCP”), respectively. Securities listed on more than one exchange are valued at the last quoted sale price on the exchange on which the security is principally traded, or if there has been no sale on the day of valuation, at the mean between the bid and asked prices.  Securities not listed or traded on an exchange are valued at the last sale price on the day of valuation.  Securities and other assets for which market quotations are not readily available or for which an approved pricing service does not provide a valuation (or provides a valuation that appears unreliable or appears not to represent the fair value of a security or other asset) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.  Investments in mutual funds are priced at the ending net asset value (“NAV”).

Debt obligations with remaining maturities in excess of 60 days are valued at the evaluated mean by an approved pricing service. Debt securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

In the case of securities of foreign issuers, the occurrence of certain significant events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often cause the closing market price of one or more securities to no longer reflect the fair value of such security at the time a Fund’s NAV is calculated. A significant event is an event that is reasonably likely to affect the market value of a Fund’s portfolio securities or other assets. If it is determined that such a significant event has occurred, a Fund will value securities of foreign issuers at fair value, taking into account such significant events, in calculating its NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated.

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
September 30, 2013 (Unaudited) (Continued)

B. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

C. Security Transactions, Investment Income and Distributions. Security transactions are recorded as of trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities sold. Bond discounts are accreted and premiums are amortized using the effective interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

D. When-Issued and Delayed Delivery Securities and Forward Commitments.  Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis.  As of September 30, 2013 there were no investments in these types of securities.

E. Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code, of 1986, as amended, necessary to qualify as regulated investment companies and to distribute all, or substantially all of their net investment income and any net realized capital gains to shareholders of the Funds sufficient to relieve them from all Federal income and excise taxes. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

During the period ended September 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations.  During the period, the Funds did not incur any interest or tax penalties.

F. Use of estimates. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates and assumptions.

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
September 30, 2013 (Unaudited) (Continued)

G. Indemnification Obligations. Under the Funds’ organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

NOTE 3 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.  Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The valuation techniques and significant inputs used in determining fair values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, sovereign issues and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models.  The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates.  Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, mortgage-based yield spreads for each tranche, current market data and incorporate deal collateral performance as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
September 30, 2013 (Unaudited) (Continued)

Short-term investments classified as money market instruments are valued at NAV.  These investments are categorized as Level 1 of the fair value hierarchy.

In the case of securities of foreign issuers, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of securities of foreign issuers when foreign markets open on the following business day.  If such events occur, a Fund will value securities of foreign issuers at fair value provided by an independent pricing service who takes into account such events. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available.  Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would initiate fair value pricing of the foreign securities.  Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing.  For this reason, significant events will cause movement between Levels 1 and 2.

The following tables present by Fund the fair value of financial instruments classified by the valuation hierarchy described above.

Symetra DoubleLine® Total Return Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Agency Mortgage Backed Securities	$-	$5,846,266	$-	$5,846,266
Non-Agency Collateralized Mortgage Obligations	-	4,775,617	-	4,775,617
Total Fixed Income	-	10,621,883	-	10,621,883
Short Term Investments	1,848,545	-	-	1,848,545
Total Investments in Securities	$1,848,545	$10,621,883	$-	$12,470,428

There were no transfers between Level 1, Level 2, or Level 3 during the period.

Symetra DoubleLine® Emerging Markets Income Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Foreign Corporate Bonds	$-	$10,227,445	$103,167	$10,330,612
Total Fixed Income	-	10,227,445	103,167	10,330,612
Short Term Investments	98,306	-	-	98,306
Total Investments in Securities	$98,306	$10,227,445	$103,167	$10,428,918

There were no transfers between Level 1 or Level 2 during the period.

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
September 30, 2013 (Unaudited) (Continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

* Transfer from Level 2 to Level 3 is a security that was called by the issuer.  The Trust’s independent pricing service stopped valuing the security, and it was valued at the call price.

Investments in
Securities, at value
Balance as of December 31, 2012	$0
Transfer into Level 3*	103,167
Balance as of September 30, 2013	$103,167

Symetra Yacktman Focused Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$6,345,268	$-	$-	$6,345,268
Total Equity	6,345,268	-	-	6,345,268
Short Term Investments	1,709,426	-	-	1,709,426
Total Investments in Securities	$8,054,694	$-	$-	$8,054,694

There were no transfers between Level 1, Level 2, or Level 3 during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symetra Mutual Funds Trust

By  /s/ Daniel R. Guilbert
       Daniel R. Guilbert, President and Chief Executive Officer

Date  November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Daniel R. Guilbert
       Daniel R. Guilbert, President and Chief Executive Officer

Date  November 25, 2013

By  /s/ Colleen M. Murphy
       Colleen M. Murphy, Principal Financial and Accounting Officer

Date  November 25, 2013